Debt, Short Term Debt Maturities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 USD ($)
Short-term debt maturities [Abstract]
Less: Short-term debt	$ 104,210,738	$ 160,963,603	$ 5,142
Weighted average interest rate	6.42%	7.01%
Senior Notes [Member]
Short-term debt maturities [Abstract]
Less: Short-term debt	$ 47,179,504	$ 95,821,829
Lines of Credit [Member]
Short-term debt maturities [Abstract]
Less: Short-term debt	57,023,548	65,141,774
Financial Leases [Member]
Short-term debt maturities [Abstract]
Less: Short-term debt	$ 7,686	$ 0